Other Assets - Schedule of Other Assets (Details) - Other Assets [Member] - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Assets [Line Items]
Inventory of rewards	$ 130,411	$ 204,117	$ 153,168
Security deposit	14,366	13,325	8,654
Rewards catalogs	7,860	11,233	13,009
Recoverable taxes	2,290	1,741	2,133
Accounts receivable from consultors	1,660	41,699	42,878
Other receivables	5,246	12,330	15,099
Total other assets	161,833	284,445	234,941
Current	147,329	230,688	188,266
Non-current	14,504	53,757	46,675
Total assets	$ 161,833	$ 284,445	$ 234,941